Changes in Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in Accumulated Other Comprehensive Income (Loss)	Changes in Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) for the twelve months ended December 31, were:

	Defined Benefit Pension	Foreign Currency Translation	Total
Balance December 31, 2017	$(13,656)	$11,702	$(1,954)
Other comprehensive income before reclassifications	—	6,119	6,119
Amounts reclassified from accumulated other comprehensive income (net of tax expense of $223)	555	—	555
Other comprehensive income	555	6,119	6,674
Balance December 31, 2018	$(13,101)	$17,821	$4,720
Other comprehensive loss before reclassifications	—	(7,078)	(7,078)
Amounts reclassified from accumulated other comprehensive loss (net of tax benefit of $740)	(1,911)	—	(1,911)
Other comprehensive loss	(1,911)	(7,078)	(8,989)
Balance December 31, 2019	$(15,012)	$10,743	$(4,269)